SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Credit Cards	$ 44,879	$ 44,473	$ 21,451
Refund Liability			74,384
Deferred Revenue	142,500	17,506	63,009
Payroll liabilities		24,206
Payroll tax liabilities	2,936	84	7,441
Accrued interest	38,693	25,978	9,417
Other liabilities		424
Net balance	$ 229,008	$ 112,671	$ 175,702